Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

The accompanying unaudited interim condensed financial statements have been prepared on the same basis as the annual financial statements. In the opinion of management, the financial statements reflect all normal and recurring adjustments necessary to fairly state the financial position and results of operations of the Company. These interim condensed financial statements should be read in conjunction with the Company’s annual financial statements and accompanying notes, included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024, as filed with the Securities and Exchange Commission on March 10, 2025, and as amended on March 28, 2025. The year-end balance sheet data was derived from the audited financial statements as of December 31, 2024, but not all disclosures required by generally accepted accounting principles in the United States (“U.S. GAAP”) are included in this interim report.

Use of Estimates in the Preparation of Financial Statements

Use of Estimates in the Preparation of Financial Statements

The preparation of the Company’s financial statements in conformity with U.S. GAAP requires us to make estimates, judgments and assumptions that may affect the reported amounts of assets, liabilities, equity, expenses and related disclosure of contingent assets and liabilities. On an ongoing basis, the Company evaluates its estimates, judgments and methodologies. The Company bases its estimates on historical experience and on various other assumptions that it believes are reasonable, the results of which form the basis for making judgments about the carrying values of assets, liabilities and equity (including share-based compensation) and the amount of expenses. Actual results could differ from those estimates.

Impact of new accounting standards

Impact of new accounting standards

In November 2023, the Financial Accounting Standards Board (the “FASB”), issued Accounting Standards Update (the “ASU”), 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. All disclosure requirements under ASU 2023-07 are also required for public entities with a single reportable segment. The ASU’s amendments are effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company has one reportable segment at this stage, and the Company believes that the current disclosures best reflect its operations.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In December 2023, the FASB issued ASU 2023-09, “Improvements to Income Tax Disclosures,” which modifies disclosure requirements for income taxes. This ASU requires the disclosure of the reconciliation between the tabular statutory tax rate and the effective tax rate in both percentages and dollars, additional disaggregated rate reconciliation categories and disaggregation of both income taxes paid and income tax expense by jurisdiction. This guidance is effective for annual periods beginning after December 15, 2024. We expect this ASU to impact only our disclosures, with no impact to our results of operations, cash flows and financial condition.

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures,” which expands disclosure of significant costs and expenses. This ASU requires expanded disclosures of significant costs and expenditures within cost of goods sold and selling, general and administrative expenses, including amounts of inventory purchased, employee compensation, depreciation, amortization and selling expenses. This ASU also requires expanded qualitative disclosures, including a description of selling expenses and a description of non-disaggregated expenses. This guidance is effective for annual periods beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. We expect this ASU to impact only our disclosures, with no impact to our results of operations, cash flows and financial condition.

Revenue recognition

Revenue recognition

The Company’s revenues are measured according to the ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). Under ASC 606, revenues are measured according to the amount of consideration that the Company expects to be entitled to receive in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

Revenue from product sales is recognized when control of the goods transferred to the customer, which is generally upon shipment, unless contractual terms indicate otherwise.

The Company applies the five-step model under ASC 606:

(i)	identify the contract with a customer;
(ii)	identify the performance obligations in the contract;
(iii)	determine the transaction price;
(iv)	allocate the transaction price to the performance obligations; and
(v)	recognize revenue when (or as) performance obligations are satisfied.

Standard product warranties that provide assurance that the product complies with agreed specifications do not represent a separate performance obligation and are accounted for under ASC 460.

Determining whether the Company acts as a principal or as an agent in the purchase and sale of machines requires significant judgment. While none of the evaluated factors are independently determinative, after analyzing the guidance under ASC 606 for principal versus agent considerations, the Company concluded that it is acting as an agent in these transactions. As such, revenues are presented on a net basis. This conclusion is based on the contractual relationships involved and the manner in which business is conducted, indicating that the Company does not control the machines before they are transferred to the end customer. In addition, the Company does not bear significant inventory or credit risk.

As of June 30, 2025, the company recorded revenues in the amount of $289 from sales of the INSPIRA ART100 systems and carts.

Cost of revenues

Cost of revenues

Cost of revenues consists of products purchased from sub-contractors, raw materials, shipping and handling costs to customers, salary, employee-related expenses, depreciation, royalties to the IIA, provision for assurance and overhead expenses.

Cost of revenues are expensed commensurate with the recognition of the respective revenues.

Government Grants

Government Grants

The Company receives royalty-bearing grants from the IIA for approved research and development projects Under Israeli law. Royalties on the revenues derived from products and services developed using such grants, are payable to the Israeli Government.

The grants are linked to the exchange rate of the dollar to the New Israeli Shekel and bear interest of the Secured Overnight Financing Rate (“SOFR”) per year (SOFR is a benchmark interest rate which replaced the London Inter-Bank Offered Rate).

These grants are recognized as a deduction from research and development costs at the time the Company is entitled to such grants on the basis of the research and development costs incurred. Since the payment of royalties is not probable when the grants are received, the Company records a liability in the amount of the estimated royalties for each individual contract, when the related revenues are recognized, as part of cost of revenues.